SEGMENT AND GEOGRAPHIC INFORMATION - Long-lived assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
SEGMENT AND GEOGRAPHIC INFORMATION
Total long-lived assets	$ 33,384	$ 22,802
Israel
SEGMENT AND GEOGRAPHIC INFORMATION
Total long-lived assets	18,423	17,601
United States
SEGMENT AND GEOGRAPHIC INFORMATION
Total long-lived assets	$ 14,961	$ 5,201